INCOME TAXES (TAX BENEFIT), NET - Carryforward losses for tax purposes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income taxes
Carryforward operating tax losses	$ 192,138
Carryforward capital tax losses	15
Deferred tax assets	560	$ 536
Deferred tax liabilities	88
Deferred tax assets relating to carryforward operating losses	25,010
Deferred tax assets relating to other temporary differences	2,109
Amount of deferred tax liabilities related to losses and other deductible temporary differences not recognized	517
Share-based compensation
Deferred income taxes
Deferred tax assets	$ 648	$ 569